UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Marilyn Holt-Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Marilyn Holt-Smith	Madison, WI	13-August-2008

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	102,153

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      443    13158 SH       SOLE                    12180               978
Abbott Laboratories            COM              002824100     2909    54910 SH       SOLE                    45036              9874
Activision Blizzard Inc        COM              00507V109      390    11447 SH       SOLE                    10267              1180
Affiliated Managers            COM              008252108      610     6777 SH       SOLE                     6020               757
Alcoa Inc.                     COM              013817101      418    11736 SH       SOLE                    11333               403
Allstate                       COM              020002101      437     9577 SH       SOLE                     9241               336
American Capital LTD           COM              02503Y103      344    14466 SH       SOLE                    13972               494
Apache Corp.                   COM              037411105      560     4032 SH       SOLE                     3847               185
Apple Computer                 COM              037833100     1382     8254 SH       SOLE                     6583              1671
Autodesk                       COM              052769106      561    16584 SH       SOLE                    14794              1790
Bank of America (New)          COM              060505104      297    12427 SH       SOLE                    12014               413
Barr Pharmaceuticals Inc       COM              068306109      570    12646 SH       SOLE                    11264              1382
Boeing                         COM              097023105     2830    43054 SH       SOLE                    35506              7548
CF Industries                  COM              125269100      672     4397 SH       SOLE                     3909               488
Cerner Corp                    COM              156782104      730    16157 SH       SOLE                    14550              1607
Charles Schwab                 COM              808513105     2269   110487 SH       SOLE                    89412             21075
Ciena Corporation              COM              171779309      614    26492 SH       SOLE                    23760              2732
Cisco Systems                  COM              17275R102     2471   106248 SH       SOLE                    86728             19520
Coca-Cola Co.                  COM              191216100     2659    51162 SH       SOLE                    41625              9537
Cognizant Corp                 COM              192446102     2333    71768 SH       SOLE                    57433             14335
ConocoPhillips                 COM              20825C104      567     6011 SH       SOLE                     5796               215
Consolidated Edison Inc        COM              209115104      435    11124 SH       SOLE                    10741               383
Covance Inc                    COM              222816100      649     7542 SH       SOLE                     6722               820
Delhaize Group                 COM              29759W101      297     4410 SH       SOLE                     4205               205
DirecTV Group Inc              COM              25459L106     2379    91830 SH       SOLE                    74477             17353
EMC Corp                       COM              268648102     2162   147153 SH       SOLE                   117618             29535
Ecolab                         COM              278865100     2563    59626 SH       SOLE                    47853             11773
Eli Lilly                      COM              532457108      426     9228 SH       SOLE                     8917               311
Express Scripts Inc            COM              302182100      600     9572 SH       SOLE                     8579               993
Fastenal Co                    COM              311900104     1923    44550 SH       SOLE                    35942              8608
Fiserv Inc                     COM              337738108      627    13822 SH       SOLE                    12350              1472
Fluor Corporation              COM              343412102      694     3732 SH       SOLE                     3344               388
Freeport-McMoRan               COM              35671d857      499     4257 SH       SOLE                     4082               175
General Electric               COM              369604103      385    14429 SH       SOLE                    13941               488
Genuine Parts                  COM              372460105      432    10884 SH       SOLE                    10520               364
Genworth Financial Inc         COM              37247D106      369    20699 SH       SOLE                    20014               685
Hain Celestial Group           COM              405217100      412    17526 SH       SOLE                    15657              1869
Hansen Natural                 COM              411310105      533    18493 SH       SOLE                    16537              1956
Host Hotels & Resorts Inc.     COM              44107p104      368    26936 SH       SOLE                    25965               971
Intercontinental Exchange      COM              45865v100      532     4664 SH       SOLE                     4160               504
Iron Mountain                  COM              462846106     1903    71666 SH       SOLE                    57930             13736
Jabil Circuit Inc              COM              466313103      360    21963 SH       SOLE                    19996              1967
Jack Henry & Associates        COM              426281101      612    28298 SH       SOLE                    25150              3148
Johnson & Johnson              COM              478160104      454     7064 SH       SOLE                     6810               254
Joy Global Inc                 COM              481165108      709     9356 SH       SOLE                     8417               939
Kohls Corp                     COM              500255104      869    21712 SH       SOLE                    17537              4175
Lockheed Martin Corp           COM              539830109      461     4670 SH       SOLE                     4494               176
MEMC Electronic Materials Inc. COM              552715104      708    11506 SH       SOLE                    10287              1219
Marathon Oil Corp              COM              565849106      520    10026 SH       SOLE                     9711               315
Marshall & Ilsley Corp         COM              571837103      315    20578 SH       SOLE                    19873               705
Medco Health Solutions         COM              58405U102     2959    62691 SH       SOLE                    50323             12368
Medtronic                      COM              585055106     2811    54310 SH       SOLE                    43240             11070
Microchip Technology           COM              595017104     2509    82162 SH       SOLE                    66591             15571
Microsoft                      COM              594918104     2015    73239 SH       SOLE                    59703             13536
Molson Coors Brewing Co        COM              60871r209      509     9370 SH       SOLE                     9201               169
Monster Worldwide Inc          COM              611742107      548    26610 SH       SOLE                    23745              2865
NII Holdings Inc               COM              62913f201     2387    50256 SH       SOLE                    41247              9009
Nat'l Oilwell Varco            COM              637071101      916    10326 SH       SOLE                     9277              1049
Noble Corp                     COM              G65422100      734    11302 SH       SOLE                    10156              1146
O'Reilly Automotive            COM              686091109      465    20827 SH       SOLE                    18480              2347
Oceaneering International      COM              675232102      487     6320 SH       SOLE                     5612               708
Pfizer Inc                     COM              717081103      375    21439 SH       SOLE                    20720               719
Philip Morris International    COM              718172109      313     6342 SH       SOLE                     6092               250
Precision Castparts            COM              740189105      581     6027 SH       SOLE                     5400               627
Procter & Gamble               COM              742718109     2599    42746 SH       SOLE                    33423              9323
Qualcomm                       COM              747525103     2351    52994 SH       SOLE                    43617              9377
Regal Beloit Corporation       COM              758750103      682    16131 SH       SOLE                    14468              1663
ResMed Inc.                    COM              761152107      542    15153 SH       SOLE                    13398              1755
Research In Motion             COM              760975102     2376    20327 SH       SOLE                    16358              3969
SanDisk Corp                   COM              80004C101     1497    80028 SH       SOLE                    66603             13425
Schlumberger                   COM              806857108     3015    28064 SH       SOLE                    22580              5484
Scientific Games Corp          COM              80874P109      708    23898 SH       SOLE                    21586              2312
TJX Companies                  COM              872540109      498    15834 SH       SOLE                    15217               617
Target Corp                    COM              87612E106     1706    36688 SH       SOLE                    29498              7190
Teva Pharmaceuticals           COM              881624209     3094    67544 SH       SOLE                    54148             13396
TomoTherapy Inc.               COM              890088107      374    41830 SH       SOLE                    39660              2170
Transocean Inc                 COM              G90073100     2752    18057 SH       SOLE                    14579              3478
Urban Outfitters Inc           COM              917047102      760    24367 SH       SOLE                    22181              2186
Wal-Mart Stores                COM              931142103      270     4803 SH       SOLE                     4438               365
Walgreen Co                    COM              931422109     2328    71600 SH       SOLE                    57398             14202
Weatherford Intl Inc           COM              g95089101     1107    22319 SH       SOLE                    20118              2201
Western Union Co               COM              959802109     2806   113517 SH       SOLE                    91896             21621
Windstream Corp                COM              97381w104      482    39080 SH       SOLE                    37792              1288
Zebra Technologies             COM              989207105      450    13800 SH       SOLE                    12227              1573
Zimmer Holdings Inc            COM              98956P102     2461    36165 SH       SOLE                    29213              6952
iShares MSCI EAFE              COM              464287465      797    11599 SH       SOLE                     9135              2464
iShares MSCI Emerging Markets  COM              464287234      794     5849 SH       SOLE                     5001               848
iShares Russell 1000 Growth    COM              464287614      431     7811 SH       SOLE                     7326               485
iShares Russell MidCap Growth  COM              464287481      295     2785 SH       SOLE                     2585               200
iShares Russell MidCap Value   COM              464287473     2108    16388 SH       SOLE                    14893              1495